Discontinued Operations - Summary of Assets and Liabilities of Discontinued Operations (Detail) - LifeWorks [Member] $ in Millions	Dec. 31, 2017 USD ($)
Assets:
Cash and equivalents	$ 5.4
Trade and other receivables, net	13.3
Prepaid expenses	1.5
Property, plant, and equipment, net	1.8
Other intangible assets, net	5.9
Goodwill	126.3
Other assets	2.0
Assets of discontinued operations	156.2
Liabilities:
Accounts payable	4.4
Deferred revenue	2.8
Employee compensation and benefits	1.2
Other liabilities	10.9
Liabilities of discontinued operations	$ 19.3